Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.3%
Aerospace & Defense - 0.2%
The Boeing Company (n)	400	$54,688
L3Harris Technologies, Inc.	200	48,340
		103,028
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	600	60,822
FedEx Corp.	700	158,697
United Parcel Service, Inc., Class B	1,300	237,302
		456,821
Airlines - 0.3%
American Airlines Group, Inc. (n)	2,000	25,360
Delta Air Lines, Inc. (n)	1,500	43,455
Southwest Airlines Company (n)	1,500	54,180
United Airlines Holdings, Inc. (n)	1,000	35,420
		158,415
Automobiles - 3.1%
Tesla, Inc. (n)	2,500	1,683,550

Banks - 0.5%
JPMorgan Chase & Company	2,500	281,525

Beverages - 1.5%
The Coca-Cola Company	2,900	182,439
Constellation Brands, Inc., Class A	1,000	233,060
Keurig Dr Pepper, Inc.	2,700	95,553
Monster Beverage Corp. (n)	500	46,350
PepsiCo, Inc.	1,500	249,990
		807,392
Biotechnology - 2.7%
AbbVie, Inc.	250	38,290
Amgen, Inc.	3,000	729,900
Biogen, Inc. (n)	300	61,182
BioNTech SE - ADR	200	29,820
Horizon Therapeutics PLC (n)	600	47,856
Moderna, Inc. (n)	1,500	214,275
Regeneron Pharmaceuticals, Inc. (n)	350	206,895
Sarepta Therapeutics, Inc. (n)	800	59,968
Vertex Pharmaceuticals, Inc. (n)	300	84,537
		1,472,723
Capital Markets - 1.3%
Blackstone, Inc.	1,300	118,599
The Charles Schwab Corp.	3,000	189,540
Futu Holdings Ltd. - ADR (n)	700	36,547
The Goldman Sachs Group, Inc.	200	59,404
Morgan Stanley	1,800	136,908
Morningstar, Inc.	200	48,366
T. Rowe Price Group, Inc.	800	90,888
		680,252
Chemicals - 0.1%
CF Industries Holdings, Inc.	400	34,292
International Flavors & Fragrances, Inc.	200	23,824
		58,116
Commercial Services & Supplies - 0.1%
Copart, Inc. (n)	700	76,062

Communications Equipment - 0.2%
Cisco Systems, Inc.	1,700	72,488
Infinera Corp. (n)	5,000	26,800
		99,288
Consumer Finance - 0.1%
Discover Financial Services	300	28,374

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., Class B (n)	1,000	273,020

Electrical Equipment - 0.2%
Rockwell Automation, Inc.	200	39,862
Sunrun, Inc. (n)	2,700	63,072
		102,934
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	600	38,628

Energy Equipment & Services - 0.0%
Transocean Ltd. (n)	5,000	16,650

Entertainment - 1.6%
Netflix, Inc. (n)	2,300	402,201
Take-Two Interactive Software, Inc. (n)	300	36,759
The Walt Disney Company (n)	4,600	434,240
		873,200
Equity Real Estate Investment Trusts - 0.2%
SBA Communications Corp.	200	64,010
Ventas, Inc.	800	41,144
		105,154
Food & Staples Retailing - 4.8%
Costco Wholesale Corp.	2,600	1,246,128
Sysco Corp.	1,000	84,710
Walmart, Inc.	10,650	1,294,827
		2,625,665
Food Products - 0.5%
General Mills, Inc.	900	67,905
The Hershey Company	500	107,580
Mondelez International, Inc., Class A	1,700	105,553
		281,038
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	1,200	130,380
Baxter International, Inc.	1,000	64,230
Becton, Dickinson and Company	300	73,959
Intuitive Surgical, Inc. (n)	1,500	301,065
Masimo Corp. (n)	300	39,201
Medtronic PLC	600	53,850
		662,685
Health Care Providers & Services - 1.3%
AmerisourceBergen Corp.	400	56,592
Cigna Corp.	300	79,056
HCA Healthcare, Inc.	300	50,418
Humana, Inc.	300	140,421
McKesson Corp.	200	65,242
UnitedHealth Group, Inc.	650	333,860
		725,589
Health Care Technology - 0.2%
Teladoc Health, Inc. (n)	2,500	83,025

Hotels, Restaurants & Leisure - 6.3%
Airbnb, Inc., Class A (n)	800	71,264
Booking Holdings, Inc. (n)	350	612,146
Chipotle Mexican Grill, Inc. (n)	650	849,719
Choice Hotels International, Inc.	400	44,652
Dine Brands Global, Inc.	500	32,540
Domino's Pizza, Inc.	150	58,457
Dutch Bros, Inc., Class A (n)	3,600	113,940
Hilton Worldwide Holdings, Inc.	300	33,432
Hyatt Hotels Corp., Class A (n)	500	36,955
Las Vegas Sands Corp. (n)	1,400	47,026
Marriott International, Inc., Class A	400	54,404
McDonald's Corp.	1,300	320,944
MGM Resorts International	4,700	136,065
Penn National Gaming, Inc. (n)	1,100	33,462
Starbucks Corp.	9,500	725,705
Wynn Resorts Ltd. (n)	1,000	56,980
Yum! Brands, Inc.	1,800	204,318
		3,432,009
Household Products - 0.2%
Church & Dwight Company, Inc.	300	27,798
The Procter & Gamble Company	700	100,653
		128,451
Interactive Media & Services - 12.1%
Alphabet, Inc., Class A (n)	1,300	2,833,038
Alphabet, Inc., Class C (n)	1,350	2,953,058
IAC/InterActiveCorp (n)	200	15,194
Meta Platforms, Inc., Class A (n)	4,300	693,375
Twitter, Inc. (n)	1,600	59,824
		6,554,489
Internet & Direct Marketing Retail - 10.2%
Amazon.com, Inc. (n)	51,800	5,501,678
JD.com, Inc. - ADR	600	38,532
Wayfair, Inc., Class A (n)	500	21,780
		5,561,990
IT Services - 2.8%
Automatic Data Processing, Inc.	300	63,012
Cloudflare, Inc., Class A (n)	900	39,375
Gartner, Inc. (n)	200	48,366
International Business Machines Corp.	500	70,595
Mastercard, Inc., Class A	1,400	441,672
MongoDB, Inc. (n)	350	90,825
Paychex, Inc.	300	34,161
Shopify, Inc., Class A (n)	1,500	46,860
Snowflake, Inc., Class A (n)	500	69,530
VeriSign, Inc. (n)	900	150,597
Visa, Inc., Class A	2,400	472,536
		1,527,529
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	400	47,508
Thermo Fisher Scientific, Inc.	200	108,656
		156,164
Media - 0.2%
Nexstar Media Group, Inc., Class A	600	97,728

Multiline Retail - 0.9%
Dollar General Corp.	1,400	343,616
Dollar Tree, Inc. (n)	800	124,680
Target Corp.	200	28,246
		496,542
Oil, Gas & Consumable Fuels - 0.6%
APA Corp.	900	31,410
Diamondback Energy, Inc.	300	36,345
Occidental Petroleum Corp.	1,600	94,208
Ovintiv, Inc.	500	22,095
Texas Pacific Land Corp.	50	74,401
Valero Energy Corp.	400	42,512
		300,971
Personal Products - 0.1%
Medifast, Inc.	400	72,204

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Company	3,300	254,100
Eli Lilly & Company	800	259,384
Johnson & Johnson	1,200	213,012
Merck & Company, Inc.	3,200	291,744
Novo Nordisk A/S - ADR	400	44,572
Pfizer, Inc.	5,200	272,636
		1,335,448
Professional Services - 0.2%
Jacobs Engineering Group, Inc.	300	38,139
Verisk Analytics, Inc.	400	69,236
		107,375
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. (n)	1,206	92,223
Intel Corp.	1,400	52,374
Marvell Technology, Inc.	1,600	69,648
NVIDIA Corp.	1,400	212,226
ON Semiconductor Corp. (n)	500	25,155
QUALCOMM, Inc.	700	89,418
SunPower Corp. (n)	1,800	28,458
Teradyne, Inc.	500	44,775
Universal Display Corp.	500	50,570
		664,847
Software - 9.3%
Adobe, Inc. (n)	900	329,454
Autodesk, Inc. (n)	600	103,176
Citrix Systems, Inc.	500	48,585
Coupa Software, Inc. (n)	500	28,550
Crowdstrike Holdings, Inc., Class A (n)	750	126,420
Datadog, Inc., Class A (n)	500	47,620
DocuSign, Inc. (n)	1,100	63,118
Fair Isaac Corp. (n)	200	80,180
Fortinet, Inc. (n)	2,250	127,305
Gitlab, Inc., Class A (n)	500	26,570
Intuit, Inc.	150	57,816
Microsoft Corp.	8,200	2,106,006
Oracle Corp.	3,400	237,558
Palantir Technologies, Inc., Class A (n)	4,000	36,280
Palo Alto Networks, Inc. (n)	750	370,455
Salesforce.com, Inc. (n)	4,400	726,176
ServiceNow, Inc. (n)	200	95,104
VMware, Inc., Class A	2,286	260,558
Zoom Video Communications, Inc., Class A (n)	1,600	172,752
		5,043,683
Specialty Retail - 5.8%
AutoNation, Inc. (n)	800	89,408
AutoZone, Inc. (n)	300	644,736
Best Buy Company, Inc.	4,400	286,836
Dick's Sporting Goods, Inc.	700	52,759
The Home Depot, Inc.	2,900	795,383
Lowe's Companies, Inc.	4,000	698,680
O'Reilly Automotive, Inc. (n)	100	63,176
RH (n)	100	21,226
Ross Stores, Inc.	2,000	140,460
The TJX Companies, Inc.	2,700	150,795
Tractor Supply Company	300	58,155
Ulta Beauty, Inc. (n)	400	154,192
		3,155,806
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	18,400	2,515,648
Dell Technologies, Inc., Class C	800	36,968
HP, Inc.	2,500	81,950
		2,634,566
Textiles, Apparel & Luxury Goods - 1.0%
Lululemon Athletica, Inc. (n)	800	218,088
NIKE, Inc., Class B	3,300	337,260
		555,348
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (n)	700	94,178

TOTAL COMMON STOCKS
(cost $38,339,341)		43,612,462

RIGHTS - 0.0%
Biotechnology - 0.0%
Achillion Pharmaceuticals, Inc. (f) (n)	3,000	0
TOTAL RIGHTS
(cost $0)		0

MONEY MARKET FUNDS - 11.2%
Fidelity Government Portfolio, Class I, 1.20% (y)	571,839	571,839
First American Government Obligations Fund, Class X, 1.29% (y)	5,509,000	5,509,000
TOTAL MONEY MARKET FUNDS		6,080,839
(cost $6,080,839)		6,080,839

TOTAL INVESTMENTS - 91.5%
(cost $44,420,180)		49,693,301
Other assets and liabilities, net - 8.5% (a)		4,619,586

TOTAL NET ASSETS - 100.0%		$54,312,887

Percentages for the various classifications are based on net assets.
(f)	-	Security valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Value determined using significant unobservable inputs.
(n)	-	Non-income producing security.
(y)	-	Rate shown is the 7-day effective yield as of June 30, 2022.
ADR	-	American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price.  Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2022, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stocks*	$43,612,462
Money Market Funds	6,080,839
Total Level 1	49,693,301
Level 2 - None	-
Level 3 - Rights	0
Total	$49,693,301
* Please refer to the Schedule of Investments to view common stocks segregated by industry type.